Offerings - Offering: 1	May 27, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 3,982,218,576.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 549,944.39
Offering Note	1) Aggregate number of securities to which transaction applies: As of May 22, 2026, the maximum number of shares of our common stock to which this transaction applies is estimated to be 284,444,184, which consists of: (a) 262,609,433 shares of our common stock entitled, at the closing of the transaction, to receive the per share merger consideration of $14.00; (b) 18,988,678 shares of our common stock underlying restricted stock units entitled, at the closing of the transaction, to either (i) receive the per share merger consideration of $14.00 with respect to each such share of our common stock underlying such restricted stock units immediately prior to the closing of the transaction or (ii) be converted into cash-based successor restricted stock units with a value equal to the product of the per share merger consideration of $14.00 and the number of shares of our common stock underlying such restricted stock units immediately prior to the closing of the transaction; and (c) 2,846,073 shares of our common stock underlying performance-based stock units entitled, at the closing of the transaction, to either (i) receive the per share merger consideration of $14.00 with respect to each share of our common stock underlying such performance-based stock units immediately prior to the closing of the transaction based on target performance or (ii) be converted into cash-based successor performance-based stock units with a value equal to the product of the per share merger consideration of $14.00 and the number of shares of our common stock underlying such performance-based stock units immediately prior to the closing of the transaction based on target performance. (2) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act") (set forth the amount on which the filing fee is calculated and state how it was determined): Estimated solely for the purposes of calculating the filing fee, as of May 22, 2026, the underlying value of the transaction was calculated as the sum of: (a) the product of 262,609,433 shares of our common stock and the per share merger consideration of $14.00; (b) the product of 18,988,678 shares of our common stock underlying restricted stock units and the per share merger consideration of $14.00; and (c) the product of 2,846,073 shares of our common stock underlying performance-based share units (based on the target level of performance) and the per share merger consideration of $14.00. (3) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in the preceding sentence by 0.00013810.